Deferred Drydocking Costs, net	12 Months Ended
Dec. 31, 2024
Deferred Drydocking Costs, net [Abstract]
Deferred Drydocking Costs, net
5.	Deferred Drydocking Costs, net:

The movement in “Deferred drydocking costs, net”, between the periods presented in the accompanying consolidated balance sheets is analyzed as follows:

Deferred drydocking costs, net
Balance, January 1, 2022	$1,057
Amortization	(360)
Balance, December 31, 2022	$697
Amortization	(357)
Balance, December 31, 2023	$340
Additions	903
Amortization / write-off	(512)
Balance, December 31, 2024	$731

On September 2, 2024, the M/V Alfa completed her scheduled drydocking, undergoing routine repairs and maintenance to ensure continued operational efficiency, safety, and compliance with class requirements. The additions presented above relate to the respective drydocking and special survey costs qualifying for deferral. Upon arrival of the M/V Alfa at the shipyard for her scheduled drydocking, the unamortized balance of previously deferred drydocking costs was written off.